MFA 2022-NQM3 Trust ABS-15G

Exhibit 99.25

Client Name:
Client Project Name:	MFA 2022-NQM3
Start - End Dates:	1/16/2019 - 5/11/2022
Deal Loan Count:	120

Waived Conditions Summary

Review Scope	Category	Code	Description	Count
Credit	Assets	CRDAST205	Insufficient Funds to Close	1
Compliance	TILA/RESPA Integrated Disclosure	CMPTRID4463	TRID - Assumption selection on the CD does not match the clause in the mortgage.	1
Total				2

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